Net employee defined benefit - Summary of Reconciliation of Net Employee Defined Benefit Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ 249	$ 5,091	$ 3,185
Current service cost	(2,393)	(2,192)	(2,105)
Interest (cost) income	25	92	24
Return on plan assets	374		483
Experience (loss) gain	(4,001)	(1,681)	(1,943)
Investment return		138	67
Actuarial changes arising from changes in financial assumptions	(1,028)	(1,874)	877
Employer contributions	1,709	1,903	4,780
Benefits paid	456	(79)	(209)
Adjustments	(7)	(1,149)	(68)
Ending balance	(14,332)	249	5,091
Past service cost	(457)
Curtailment / Settlement	2,026
Actuarial changes arising from changes in demographic assumptions	(11,285)
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(28,195)	(22,568)	(19,997)
Current service cost	(2,393)	(2,192)	(2,105)
Interest (cost) income	(706)	(887)	(642)
Return on plan assets	0		0
Experience (loss) gain	(4,001)	(1,681)	(1,943)
Investment return			0
Actuarial changes arising from changes in financial assumptions	(1,028)	(1,874)	877
Employer contributions	0	0	0
Benefits paid	6,573	1,007	1,242
Adjustments	0	0	0
Ending balance	(39,466)	(28,195)	(22,568)
Past service cost	(457)
Curtailment / Settlement	2,026
Actuarial changes arising from changes in demographic assumptions	(11,285)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	29,086	28,339	23,794
Current service cost	0	0	0
Interest (cost) income	731	979	666
Return on plan assets	374		483
Experience (loss) gain	0	0	0
Investment return		138	67
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	1,709	1,903	4,780
Benefits paid	(6,117)	(1,086)	(1,451)
Adjustments	0	(1,187)	0
Ending balance	25,783	29,086	28,339
Past service cost	0
Curtailment / Settlement	0
Actuarial changes arising from changes in demographic assumptions	0
Other employee benefits liability [member]
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(642)	(680)	(612)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Return on plan assets	0		0
Experience (loss) gain	0	0	0
Investment return		0	0
Actuarial changes arising from changes in financial assumptions	0	0
Employer contributions	0	0	0
Benefits paid	0	0	0
Adjustments	(7)	38	(68)
Ending balance	(649)	$ (642)	$ (680)
Past service cost	0
Curtailment / Settlement	0
Actuarial changes arising from changes in demographic assumptions	$ 0